NET INCOME (LOSS) PER SHARE - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Class of Warrant or Right [Line Items]
Accumulated undeclared dividends			$ (1,922)	$ 0
Series A Convertible Preferred Stock
Class of Warrant or Right [Line Items]
Accumulated undeclared dividends	$ (2,664)	$ 0	(1,035)	0
Series B Convertible Preferred Stock
Class of Warrant or Right [Line Items]
Accumulated undeclared dividends	$ (2,283)	$ 0	$ (887)	$ 0